Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Loss from continuing operations	$ (4,732,666)	$ (4,633,655)	$ (6,943,065)	$ 1,267,206
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	156,297	148,940	$ 198,428	182,255
Land and software impairment charges				2,054,796
Stock-based compensation	392,990	$ 476,315	$ 272,806	642,762
Common stock issuances for bonus incentives			100,000	600,000
Gain on sale of land	(17,321)
Common stock issuances for services			95,000	78,929
Changes in operating assets and liabilities:
Restricted cash	(363,312)	$ 85,061	(519,424)	5,294,303
Other receivables and prepaid expenses	(642,585)	(213,834)	(307,090)	257,839
Deferred costs	(2,666,258)	(290,460)	(2,299,985)	$ (1,087,564)
Other assets	45,045	50,432	50,432
Accounts payable	(1,131,063)	1,126,747	394,110	$ 560,690
Amounts payable to Business Associates	257,388	(1,168,769)	151,974	(10,915,104)
Customer deposits	554,165	370,295	435,894	(2,209,879)
Other payables and accrued liabilities	576,067	729,098	828,225	204,089
Amounts due to related parties - services rendered	(381,893)	973,469	816,898	555,316
Deferred subscription fee revenues	6,469,261	531,599
Deferred advertising revenues	$ (982,618)	(264,559)
Long term payable		150,000
Unearned subscription fees			4,639,698	(423,862)
Unearned advertising			(440,152)	(6,587,238)
Net cash flows from continuing operations	$ (2,466,503)	(1,929,321)	(2,526,251)	(9,525,462)
Income from discontinued operations	385,532	5,268,086	5,601,656	2,546,931
Net change in asset and liabilities of discontinued operations	(440,072)	(5,356,925)	(5,749,402)	(4,745,683)
Net cash flows from discontinued operations	(54,540)	(88,839)	(147,746)	(2,198,752)
Net cash flows from operating activities	(2,521,043)	(2,018,160)	(2,673,997)	(11,724,214)
Cash flows from investing activities:
Purchase of equipment and software	(43,912)	(21,342)	(14,060)	$ (464,288)
Proceeds from sale of land	1,242,590	812,537	812,537
Net cash flows from investing activities	1,198,678	$ 791,195	$ 798,477	$ (464,288)
Cash flows from financing activities:
Proceeds from common stock issuances	2,000,000			2,086,095
Repayment of note payable - related party	(1,000,000)
Repayment of note payable - third party	$ (500,000)
Proceeds from note payable and advances - related party		$ 761,347	$ 2,856,735	$ 2,210,000
Proceeds from note payable - third party		500,000	$ 500,000
Proceeds from preferred stock issuance				$ 70,300
Proceeds from stock options exercised				293,735
Net cash flows from financing activities	$ 500,000	1,261,347	$ 3,356,735	4,660,130
Effect of exchange rate changes	1,144,027	(123,440)	499,175	(928,667)
Net change in cash and cash equivalents	321,662	(89,058)	1,980,390	(8,457,039)
Cash and cash equivalents, beginning of period	2,111,812	131,422	131,422	8,588,461
Cash and cash equivalents, end of period	$ 2,433,474	$ 42,364	2,111,812	131,422
Supplemental cash flow information:
Cash paid for interest			$ 37,061	$ 8,541
Cash paid for income taxes